Leases (Details) - Schedule of lease obligations	Jun. 30, 2021 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of lease obligations [Line Items]
2022	$ 554,928
2023	464,318
2024	66,559
Total lease payments	1,085,805
Less: Interest	(61,042)
Present value of lease liabilities	1,024,763
Financing Lease [Member]
Leases (Details) - Schedule of lease obligations [Line Items]
2022	55,968
2023	23,319
2024
Total lease payments	79,287
Less: Interest	(3,862)
Present value of lease liabilities	$ 75,425